Investments in Investee Entities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about consolidated structured entities [abstract]
Disclosure of information about consolidated structured entities
Entity name	Country of incorporation	Effective stake in equity interests consolidated entity
		As of December 31
		2023	2022
		%	%
Eshkol Havatzelet - Halutziot - Enlight L.P. (hereinafter: “Halutziot”)	Israel	90	90
Mivtachim Green Energies Ltd. (hereinafter: “Mivtachim”)	Israel	100	100
Talmei Bilu Green Energies Ltd. (hereinafter: “Talmei Bilu”)	Israel	100	100
Eshkol Ela - Kramim - Enlight L.P. (hereinafter: “Kramim”)	Israel	100	100
Eshkol Brosh - Idan - Enlight L.P. (hereinafter: “Idan”)	Israel	100	100
Eshkol Zayit - Zayit Yarok - Enlight L.P. (hereinafter: “Zayit Yarok”)	Israel	100	100
Peirot HaGolan - Enlight L.P., Eshkol Gefen - Barbur - Enlight L.P., Sde Nehemia - Enlight L.P. (hereinafter: “Peirot HaGolan”, “Barbur”, “Sde Nehemia”, altogether “Meduim rooftops”)	Israel	51-100	51-100
Emek HaBacha Wind Energy Ltd. (hereinafter: “Emek HaBacha”)	Israel	40.85	40.85
Enlight Kramim L.P., Orsol Energy 3 (A.A.) L.P., Enlight Kidmat Zvi L.P., Enlight - Eshkol Dekel L.P. (altogether hereinafter: “Sunlight 1”)	Israel	50.1-100	50.1-100
Enlight Beit Shikma L.P., Enlight Beit HaShita Solar Energy, L.P. (all together hereinafter: “Sunlight 2”)	Israel	74-100	74-100
Dorot sun L.P., Talmei Yafe Sun L.P. (hereinafter: “Dorot” and “Talmei Yafe” respectively)	Israel	-	50
Ruach Beresheet L.P. (hereinafter: “Ruach Beresheet”)	Israel	54	54
Enlight Sde Nitzan L.P., Enlight Ein Habesor L.P., Enlight Maccabi L.P. (altogether hereinafter: "Storage 1")	Israel	50.1-100	50.1-100
Enlight Maccabi 2 L.P., Enlight Revivim Ein Gedi L.P., Orsan Energy 3 L.P., A.N. Faran Solar L.P., Enlight Reim Renewable Energy L.P., A.N Mahanim L.P. (altogether hereinafter: "Storage 2")	Israel	50.1-100	50.1-100
Enlight Finance L.P.	Israel	100	-
Tullynamoyle Wind Farm 3 Limited (hereinafter: “Tullynamoyle”)	Ireland	50.1	50.1
Vjetroelektrana Lukovac d.o.o (hereinafter: “Lukovac”)	Croatia	50.1	50.1
EW-K-Wind d.o.o (hereinafter: “EWK”)	Serbia	50.1	50.1
Megujulohaz kft, Raaba Green kft (alltogether hereinafter: “Attila”)	Hungary	50.1	50.1
Rabba ACDC KFT (hereinafter: “Raaba ACDC”)	Hungary	100	100
Rabba Flow KFT (hereinafter: " Raaba Flow")	Hungary	100	100
SOWI Kosovo LLC (hereinafter: “SOWI”)	Kosovo	60	48
Vindpark Malarberget I Norberg AB (hereinafter: “Picasso”)	Sweden	68.8	68.8
Generacion Eolica Castilla La Mancha Sl (hereinafter: “Gecama”)	Spain	72	72
Björnberget Vindkraft AB (R) (hereinafter: “Bjornberget”)	Sweden	55.18	55.18
Enlight K2-Wind doo Belgrade-Novi Belgrade ((hereinafter: "Pupin")	Serbia	100	16.53
Clēnera LLC	USA	90.1	90.1

Disclosure of subsidiary entities in which the non-controlling interests are material
	As of December 31, 2023						For the year ended December 31, 2023
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.9	35,556	26,611	229,483	20,632	170,832	49,211	19,946	8,304	29,451	(130)	(28,064)	1,257
	As of December 31, 2022						For the year ended December 31, 2022
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit	Profit attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.90	26,276	21,511	230,604	18,345	181,112	40,348	13,875	3,542	26,998	(911)	(20,133)	5,954

Danuba Power (holding SOWI)	52	25,792	20,362	134,658	11,252	94,168	23,718	7,323	3,808	11,857	(28,775)	19,144	2,226

The Iberian Wind (holding Gecama)	28.01	56,786	48,514	412,951	36,803	222,372	43,512	21,026	5,902	22,915	(108,038)	106,344	21,221
	As of December 31, 2021						For the year ended December 31, 2021
Partnership / investee	Rate of ownership rights held by non-controlling interests %	Balance of non-controlling interests	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Profit (loss)	Profit (loss) attributed to non-controlling interests	Cash flows from operating activities	Cash flows from investing activities	Cash flows from financing activities	Total change in cash and cash equivalents
		USD in thousands

Co-Op (holding Lukovac and EWK)	49.9	19,196	17,002	252,630	17,359	213,806	49,510	17,354	5,911	29,673	1,297	(30,708)	262

The Nordic Wind (holding Picasso)	31.18	21,184	18,354	179,603	20,017	110,002	11,757	6,017	1,876	(3,839)	5,817	1,084	3,062

Danuba Power (holding SOWI)	52	23,487	12,135	139,701	20,392	86,277	-	2,277	1,184	3,093	(62,746)	63,838	4,185

Bjornberget	49	55,144	34,008	203,728	15,419	109,778	-	(72)	(35)	(118)	(75,037)	103,552	28,397